Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share ("Common Stock"), to be issued pursuant to future awards under the Protagonist Therapeutics, Inc. 2026 Equity Incentive Plan (the "Plan")
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit	135.09
Maximum Aggregate Offering Price	$ 87,808,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,126.35
Offering Note	In addition to the number of shares of the Common Stock of Protagonist Therapeutics, Inc. (the "Registrant") stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of options and other rights to acquire Common Stock that may be granted pursuant to the compensatory stock plan listed above. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may from time to time be offered or issued in respect of the securities registered by this registration statement to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The "Amount Registered" represents 650,000 shares of Common Stock reserved for issuance under the Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on The Nasdaq Global Market on July 29, 2026.